RESERVES (Tables)	12 Months Ended
Mar. 31, 2021
Reserves
SCHEDULE OF VALUATION AND QUALIFYING ACCOUNTS

Asset reserves and allowances for years ended March 31, 2021 and 2020 are presented in the following table:

	Balance at	Charged to	Reduction to	Credited to	Balance at
	Beginning of	Costs and	Allowance for	Costs and	End of
Description	Year	Expenses	Write off	Expenses	Year

Year ended March 31, 2021
Reserves deducted from assets to which they apply:
Allowance for doubtful accounts	$337,461	$16,086	$(227,184)	$12,217	$138,580
Inventory reserve	$434,000	$688,200	$(485,861)	$-	$636,339

Year ended March 31, 2020
Reserves deducted from assets to which they apply:
Allowance for doubtful accounts	$51,096	$303,843	$(15,303)	$(2,175)	$337,461
Inventory reserve	$254,000	$398,730	$(218,730)	$-	$434,000